ORGANIZATION AND BUSINESS	12 Months Ended
Oct. 31, 2023
Accounting Policies [Abstract]
ORGANIZATION AND BUSINESS

NOTE 1 – ORGANIZATION AND BUSINESS

Yuengling’s Ice Cream Corporation, (f/k/a Aureus, Inc.) (“Yuengling’s,” “YCRM,” “we,” “us,” or the “Company”) was incorporated in Nevada on April 19, 2013, under the name “Aureus Incorporated.” We were initially organized to develop and explore mineral properties in the state of Nevada. Effective December 15, 2017, we changed our name to “Hohme, Inc.,” and, effective February 7, 2019, we changed our name to “Aureus, Inc. and on September 14, 2021, the Company changed their name to Yuengling’s Ice Cream Corporation”. We are currently active in the state of Nevada.

In November, 2023, after the close of the 2023 fiscal year, YCRM completed its acquisition of ReachOut Technology Corp. (“ReachOut”). ReachOut is a Managed Service Provider (MSP) that provides cybersecurity and IT services to Small to Medium Sized Businesses (SMBs). Management is highly experiences with business operation as well as acquisition and integration. After the closing of the ReachOut transaction, the Company agreed to assign the ice cream assets to Mid Penn Bank in return for the cancellation of the bank debt. The Company also ceased its Aureus Micro Markets operations at the time the ReachOut agreement was signed.

ReachOut is on a relentless pursuit to revolutionize the Cybersecurity & IT Service Provider landscape for SMBs, with the goal of creating the first nationwide brand in its sector. The company is leveling the playing field, ensuring that businesses, regardless of size or location, have access to top-tier security solutions.

Founded in 2010 by Rick Jordan to fill a critical gap in the IT services market, ReachOut is evolving into a formidable nationwide cybersecurity entity. The Company’s innovative approach and resolute commitment to superior solutions have established ReachOut as industry trailblazers, redefining standards and crafting extraordinary client experiences. ReachOut’s, clients are more than just clients; they are integral members of a movement that is reshaping the future of cybersecurity.